Leases (Tables)	12 Months Ended
Mar. 31, 2024
Lessee, Lease, Description [Line Items]
Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

	For the year ended March 31,	For the year ended March 31,
	2023	2024
	RMB	RMB

Cash paid for the rentals included in the lease liabilities	7,654	1,972
Right-of-use assets obtained in exchange for lease liabilities	—	1,137

Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases

As of March 31, 2023 and 2024, supplemental consolidated balance sheet information related to leases were as follows:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB
Right-of-use assets	5,441	2,576
Current portion of lease liabilities	2,654	1,888
Non-current lease liabilities	753	773

Schedule of Lease Term and Discount Rates

Lease term and discount rates were as follows:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB
Weighted-average remaining lease term
Operating leases	1.28 years	1.27 years
Weighted-average incremental borrow rate
Operating leases	4.40%	4.68%

Office
Lessee, Lease, Description [Line Items]
Schedule of Future Minimum Lease Payments under Non-cancelable Operating Leases

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB
Maturities of lease liabilities were as follows:
2024	2,744	—
2025	768	1,933
2026	—	788
Total undiscounted lease payments	3,512	2,721
Less: imputed interest	(105)	(60)
Total present value of lease liabilities	3,407	2,661